Segment and Geographic Information	12 Months Ended
Dec. 31, 2024
Segment and Geographic Information [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 10 — SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated operating margin and net income to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the determination of the rate at which the Company seeks to grow global operating margin and the allocation of budget between cost of revenues, sales and marketing, technology and development, and general and administrative expenses.

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	For the year ended December 31, 2024	For the year ended December 31, 2023
OPERATING EXPENSES
Research & Development	$2,839,060	$3,216,933
General & Administrative	3,974,786	1,125,712
Loss from Operations	(6,813,846)	(4,342,645)

OTHER INCOME/EXPENSE
Interest Income	—	2
Non-Operating Income	33,997	—
Non-Operating Expenses	(51,250)	—
Interest Expense	(2,051,839)	(3,448,939)
TOTAL OTHER INCOME/EXPENSE	(2,069,092)	(3,448,937)

NET LOSS	(8,882,938)	(7,791,582)